Intangible assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible assets
16.	Intangible assets

		Other intangibles assets
		License and	Intangible
	Goodwill	software rights	in process	Total
Cost -
Balance at January 1, 2018	$20,380	$74,683	$30,891	$125,954
Additions	—	2,711	27,471	30,182
Disposals	—	—	—	—
Reclassifications	—	16,730	(16,730)	—

Balance at December 31, 2018	$20,380	$94,124	$41,632	$156,136
Additions	—	8,503	16,962	25,465
Disposals	—	(86)	—	(86)
Reclassifications	—	40,660	(40,660)	—

Balance at December 31, 2019	$20,380	$143,201	$17,934	$181,515
Additions	—	4,378	12,041	16,419
Disposals	—	(5,546)	—	(5,546)
Reclassifications	—	13,975	(13,975)	—

Balance at December 31, 2020	$20,380	$156,008	$16,000	192,388

Accumulated amortization and impairment -
Balance at January 1, 2018	$—	$(44,839)	$—	$(44,839)
Amortization for the year	—	(10,129)	—	(10,129)
Disposals	—	—	—	—

Balance at December 31, 2018	$—	$(54,968)	$—	$(54,968)
Amortization for the year	—	(18,437)	—	(18,437)
Disposals	—	6	—	6

Balance at December 31, 2019	$—	$(73,399)	$—	$(73,399)
Amortization for the year	—	(25,493)	—	(25,493)
Impairment	—	—	(1,020)	(1,020)
Disposals	—	3,092	—	3,092

Balance at December 31, 2020	$—	$(95,800)	$(1,020)	$(96,820)

Carrying amounts -
At December 31, 2018	$20,380	$39,156	$41,632	$101,168

At December 31, 2019	$20,380	$69,802	$17,934	$108,116

At December 31, 2020	$20,380	$60,208	$14,980	$95,568

Goodwill
For impairment testing, goodwill acquired through business combinations is allocated to the air transportation CGU which is also the operating and reportable segment of the Company. Goodwill is tested for impairment annually as at September 30 and when circumstances indicate that the carrying value may be impaired. The Company considers the relationship between its market capitalization and its book value, among other factors, when reviewing for indicators of impairment. On December 31, 2020, the market capitalization of the Company was below the book value of its equity, indicating a potential impairment of goodwill and impairment of the assets of the operating segment. In addition, the overall decline in air transportation around the world, as well as the ongoing economic uncertainty, have led to a decreased demand in the CGU.
The recoverable amount of the CGU of $2.5 billion (2019: $4.3 billion) has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The pre-tax
discount rate applied to cash flow projections is 13.8% (2019: 13.5%) and the cash flows beyond the five-year period are extrapolated using a 4.5% (2019: 3.0%) growth rate. It was concluded that no impairment charge is necessary since the estimated recoverable amount of the CGU exceed its carrying value.

The calculations of value in use of the CGU are sensitive to the following main assumptions:

•	Revenue – the Company calculated the projected passenger revenue based on the current beliefs, expectations, and projections about future events and financial trends affecting its business.

•
Cash flows—determination of the terminal value is based on the present value of the Company’s cash flows in perpetuity. When estimating the cash flows for use in the residual value calculation, it is essential to clearly define the normalized cash flows level, the appropriate discount rate for the degree of risk inherent in that return stream, and a constant future growth rate for the related cash flows. To estimate the value, the Gordon Growth Model was used.

•
Discount rates – The selected
pre-tax
rate of 13.8% represents the current market assessment of the risks specific to the CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and its operating segment and is derived from its pre-tax
weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service. Segment-specific risk is incorporated by applying individual beta factors. The beta factors are evaluated annually based on publicly available market data.

A rise in the discount rate to 15.2% (i.e., +1.4%) would result in an impairment.
Other intangible assets
Intangible assets in process
Intangible assets in process as of December 31, 2020 and 2019 mainly comprise the development of operational systems.
During 2020, the Company capitalized $10.8 million on marketing, sales and human resources programs. During 2019, the Company capitalized $23.6 million of the new tickets reservation system.
As of December 31, 2020 the amount of $1.0 million recognized as “Impairment of non-financial
assets” in the consolidated statement of profit or loss, is related to intangibles in process that will not continue to develop as consequence of the
Covid-19
pandemic.
In addition, the Company identified and
wrote-off
$2.5 million, net of amortization related to capitalized software that were discontinued as a result of the
COVID-19
pandemic.